Short-Term Investments (Tables)	6 Months Ended
Mar. 31, 2024
Short-Term Investments [Abstract]
Schedule of Short-Term Investments	The financial institution invests the Company’s fund in certain financial instruments including debt and money market securities to generate investment income. Short-term investments consisted of the following:
	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Beginning balance	$13,219,005	$13,148,594
Purchase of short-term investments	313,541	-
Sale of short-term investments	(313,541)	-
Realized (loss) gain on short-term investments	(3,094,084)	38,530
Change in fair value of short-term investments	(7,617,502)	-
Foreign currency translation adjustments	20,184	31,881
Ending balance of short-term investments	$2,527,603	$13,219,005